Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.37%
Communication services: 11.65%
Entertainment: 2.79%
Live Nation Entertainment, Inc.†	3,929	$377,930
Netflix, Inc.†	2,402	1,509,297
Roblox Corp. Class A†	9,330	387,382
Spotify Technology SA†	2,310	794,501
Take-Two Interactive Software, Inc.†	2,557	384,905
		3,454,015
Interactive media & services: 7.92%
Alphabet, Inc. Class A	13,669	2,344,780
Alphabet, Inc. Class C	18,627	3,225,265
Meta Platforms, Inc. Class A	8,927	4,238,808
		9,808,853
Media: 0.94%
Fox Corp. Class A	20,974	797,851
Trade Desk, Inc. Class A†	4,042	363,295
		1,161,146
Consumer discretionary: 13.36%
Broadline retail: 5.52%
Amazon.com, Inc.†	31,108	5,816,574
MercadoLibre, Inc.†	609	1,016,360
		6,832,934
Hotels, restaurants & leisure: 3.39%
Booking Holdings, Inc.	384	1,426,564
Chipotle Mexican Grill, Inc.†	16,080	873,466
DoorDash, Inc. Class A†	2,646	292,965
DraftKings, Inc. Class A†	4,940	182,533
Hilton Worldwide Holdings, Inc.	1,908	409,590
Royal Caribbean Cruises Ltd.†	5,341	837,042
Viking Holdings Ltd.†	4,985	177,964
		4,200,124
Household durables: 1.89%
Lennar Corp. Class A	5,718	1,011,686
PulteGroup, Inc.	10,041	1,325,412
		2,337,098
Specialty retail: 2.07%
AutoZone, Inc.†	157	491,989
O’Reilly Automotive, Inc.†	371	417,872
Ross Stores, Inc.	5,828	834,745
TJX Cos., Inc.	7,203	814,083
		2,558,689
See accompanying notes to portfolio of investments
Allspring Diversified Large Cap Growth Portfolio | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 0.49%
Deckers Outdoor Corp.†	464	$428,100
On Holding AG Class A†	4,310	178,520
		606,620
Consumer staples: 1.74%
Consumer staples distribution & retail : 0.79%
Costco Wholesale Corp.	1,191	979,002
Household products: 0.75%
Colgate-Palmolive Co.	9,373	929,708
Personal care products: 0.20%
BellRing Brands, Inc.†	4,684	240,195
Energy: 2.33%
Energy equipment & services: 0.49%
Halliburton Co.	17,276	599,132
Oil, gas & consumable fuels: 1.84%
ConocoPhillips	5,681	631,727
Diamondback Energy, Inc.	4,523	915,048
EOG Resources, Inc.	5,794	734,679
		2,281,454
Financials: 8.63%
Banks: 2.52%
Citigroup, Inc.	9,143	593,198
Citizens Financial Group, Inc.	12,896	550,272
First Citizens BancShares, Inc. Class A	508	1,060,547
JPMorgan Chase & Co.	4,275	909,720
		3,113,737
Capital markets: 3.50%
Goldman Sachs Group, Inc.	1,775	903,528
S&P Global, Inc.	2,455	1,190,012
Tradeweb Markets, Inc. Class A	15,264	1,704,683
Virtu Financial, Inc. Class A	19,530	533,560
		4,331,783
Financial services: 2.10%
Mastercard, Inc. Class A	3,572	1,656,372
Visa, Inc. Class A	3,552	943,660
		2,600,032
Insurance: 0.51%
Kinsale Capital Group, Inc.	572	261,444
Progressive Corp.	1,750	374,710
		636,154
See accompanying notes to portfolio of investments
2 | Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Health care: 11.95%
Biotechnology: 3.60%
AbbVie, Inc.	3,681	$682,163
Amgen, Inc.	2,802	931,581
Natera, Inc.†	2,650	271,334
Neurocrine Biosciences, Inc.†	2,385	337,644
Regeneron Pharmaceuticals, Inc.†	824	889,253
United Therapeutics Corp.†	2,345	734,665
Vertex Pharmaceuticals, Inc.†	1,231	610,231
		4,456,871
Health care equipment & supplies: 2.66%
Boston Scientific Corp.†	14,340	1,059,439
Edwards Lifesciences Corp.†	8,141	513,290
Intuitive Surgical, Inc.†	3,859	1,715,750
		3,288,479
Health care providers & services: 2.12%
Cencora, Inc.	3,481	828,060
UnitedHealth Group, Inc.	3,110	1,791,858
		2,619,918
Health care technology: 0.49%
Veeva Systems, Inc. Class A†	3,185	611,297
Life sciences tools & services: 0.33%
Thermo Fisher Scientific, Inc.	675	414,004
Pharmaceuticals: 2.75%
Eli Lilly & Co.	3,227	2,595,380
Novo Nordisk AS ADR	6,048	802,146
		3,397,526
Industrials: 8.58%
Aerospace & defense: 1.14%
Axon Enterprise, Inc.†	1,320	396,013
General Electric Co.	2,330	396,566
HEICO Corp.	1,149	277,299
TransDigm Group, Inc.	267	345,557
		1,415,435
Commercial services & supplies: 1.84%
Copart, Inc.†	36,229	1,895,864
Tetra Tech, Inc.	1,780	379,567
		2,275,431
Construction & engineering: 1.58%
EMCOR Group, Inc.	2,656	997,169
Quanta Services, Inc.	3,588	952,183
		1,949,352
See accompanying notes to portfolio of investments
Allspring Diversified Large Cap Growth Portfolio | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Electrical equipment: 1.23%
Eaton Corp. PLC	1,466	$446,822
nVent Electric PLC	9,911	719,836
Vertiv Holdings Co.	4,540	357,298
		1,523,956
Ground transportation: 1.16%
Uber Technologies, Inc.†	22,345	1,440,582
Machinery: 0.95%
AGCO Corp.	4,855	458,409
PACCAR, Inc.	7,245	714,792
		1,173,201
Passenger airlines: 0.68%
United Airlines Holdings, Inc.†	18,447	837,863
Information technology: 36.21%
Communications equipment: 2.02%
Arista Networks, Inc.†	7,206	2,497,239
Semiconductors & semiconductor equipment: 12.79%
Advanced Micro Devices, Inc.†	5,069	732,369
Applied Materials, Inc.	6,904	1,465,029
Astera Labs, Inc.†	3,152	138,184
Broadcom, Inc.	10,497	1,686,658
KLA Corp.	1,350	1,111,144
Microchip Technology, Inc.	8,395	745,308
Monolithic Power Systems, Inc.	654	564,461
NVIDIA Corp.	72,700	8,507,354
QUALCOMM, Inc.	4,828	873,627
		15,824,134
Software: 16.15%
Adobe, Inc.†	1,100	606,815
AppLovin Corp. Class A†	3,538	272,780
Cadence Design Systems, Inc.†	5,998	1,605,425
Datadog, Inc. Class A†	11,647	1,356,177
Fair Isaac Corp.†	446	713,600
Intuit, Inc.	769	497,812
Microsoft Corp.	25,824	10,803,470
Monday.com Ltd.†	1,079	247,965
Oracle Corp.	14,116	1,968,476
Palo Alto Networks, Inc.†	1,311	425,721
Samsara, Inc. Class A†	4,820	184,510
ServiceNow, Inc.†	1,598	1,301,395
		19,984,146
Technology hardware, storage & peripherals: 5.25%
Apple, Inc.	29,279	6,502,280
See accompanying notes to portfolio of investments
4 | Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Materials: 2.41%
Chemicals: 1.27%
CF Industries Holdings, Inc.	6,139	$468,958
Linde PLC	2,423	1,098,831
		1,567,789
Metals & mining: 1.14%
Nucor Corp.	4,140	674,572
Reliance, Inc.	2,445	744,649
		1,419,221
Real estate: 1.21%
Retail REITs : 0.74%
Simon Property Group, Inc.	5,988	918,799
Specialized REITs : 0.47%
Weyerhaeuser Co.	18,266	580,128
Utilities: 0.30%
Electric utilities: 0.30%
NextEra Energy, Inc.	4,900	374,311
Total common stocks (Cost $57,565,902)		121,742,638

		Yield
Short-term investments: 2.08%
Investment companies: 2.08%
Allspring Government Money Market Fund Select Class♠∞		5.25%	2,566,795	2,566,795
Total short-term investments (Cost $2,566,795)				2,566,795
Total investments in securities (Cost $60,132,697)	100.45%			124,309,433
Other assets and liabilities, net	(0.45)			(554,085)
Total net assets	100.00%			$123,755,348

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Diversified Large Cap Growth Portfolio | 5

Portfolio of investments—July 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$862,773	$8,439,425	$(6,735,403)	$0	$0	$2,566,795	2,566,795	$16,719
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini S&P 500	28	9-20-2024	$788,532	$778,120	$0	$(10,412)
See accompanying notes to portfolio of investments
6 | Allspring Diversified Large Cap Growth Portfolio

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Diversified Large Cap Growth Portfolio | 7

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$14,424,014	$0	$0	$14,424,014
Consumer discretionary	16,535,465	0	0	16,535,465
Consumer staples	2,148,905	0	0	2,148,905
Energy	2,880,586	0	0	2,880,586
Financials	10,681,706	0	0	10,681,706
Health care	14,788,095	0	0	14,788,095
Industrials	10,615,820	0	0	10,615,820
Information technology	44,807,799	0	0	44,807,799
Materials	2,987,010	0	0	2,987,010
Real estate	1,498,927	0	0	1,498,927
Utilities	374,311	0	0	374,311
Short-term investments
Investment companies	2,566,795	0	0	2,566,795
Total assets	$124,309,433	$0	$0	$124,309,433
Liabilities
Futures contracts	$10,412	$0	$0	$10,412
Total liabilities	$10,412	$0	$0	$10,412
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of July 31, 2024, $78,400 was segregated as cash collateral for these open futures contracts.
At July 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
8 | Allspring Diversified Large Cap Growth Portfolio